Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Registrant Name	CHINA HELI RESOURCE RENEWABLE INC
Entity Central Index Key	0001081823
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	1,763,339

BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
CURRENT ASSETS
Investment
TOTAL ASSETS
CURRENT LIABILITIES
Other payables and accrued liabilities	246,780	267,781	225,781	666,830	622,458
Advances from related parties	36,867	117,417	80,782	44,567	21,717
Note payable				100,000	100,000
TOTAL LIABILITIES	283,647	385,198	306,563	811,397	744,175
STOCKHOLDERS EQUITY (DEFICIT)
Paid-in Capital, no par value, 500,000,000 shares authorized, 2,215,339 as of 2011, 1,012,551 as of 2010, 872,551 as of 2009 and 2008, 871,963 shares issued and outstanding as of 2007	6,871,864	6,691,446	6,670,446	5,951,305	5,951,305
Stock subscriptions receivable		(452,000)	(452,000)	(452,000)	(452,000)
Allowance for doubtful stock subscriptions receivable		452,000	452,000	452,000	452,000
Retained Earnings (Deficit)	(7,155,511)	(7,076,644)	(6,977,009)	(6,762,702)	(6,695,480)
TOTAL STOCKHOLDERS EQUITY (DEFICIT)	(283,647)	(385,198)	(306,563)	(811,397)	(744,175)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY

BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
BALANCE SHEETS [Abstract]
Common stock, no par value
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	2,215,339	1,012,551	872,551	872,551	871,963
Common stock, shares outstanding	2,215,339	1,012,551	872,551	872,551	871,963

STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
REVENUES
Sales
Cost of Sales
GROSS PROFIT
OPERATING EXPENSES
General and administrative expenses	78,867	99,635	214,307	67,221	68,503
TOTAL OPERATING EXPENSES	78,867	99,635	214,307	67,221	68,503
OPERATING INCOME (LOSS)	(78,867)	(99,635)	(214,307)	(67,221)	(68,503)
INCOME FROM CONTINUING OPERATIONS	(78,867)	(99,635)	(214,307)	(67,221)	(68,503)
NET INCOME (LOSS)	(78,867)	(99,635)	(214,307)	(67,221)	(68,503)
OTHER COMPREHENSIVE (LOSS) INCOME
COMPREHENSIVE LOSS	$ (78,867)	$ (99,635)	$ (214,307)	$ (67,221)	$ (68,503)
NET LOSS COMMON PER SHARE
Basic and Fully Dilluted	$ (0.05)	$ (0.1)	$ (0.25)	$ (0.08)	$ (0.08)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING, BASIC AND DILUTED	1,569,390	950,798	872,551	825,470	825,301

STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Stock Subscriptions Receivable [Member]	Allowance For Doubtful Stock Subscriptions Receivable [Member]	Retained (Deficit) [Member]
Balance at Dec. 31, 2006	$ (1,196,298)	$ 5,430,679	$ (452,000)	$ 452,000	$ (6,626,977)
Balance, shares at Dec. 31, 2006		797,588
Issuance of stock for services and debt	520,626	520,626
Issuance of stock for services and debt, shares		74,375
Net Income (Loss) for the Year	(68,503)				(68,503)
Balance at Dec. 31, 2007	(744,175)	5,951,305	(452,000)	452,000	(6,695,480)
Balance, shares at Dec. 31, 2007	871,963	871,963
100:1 Reverse split fractional shares		587
Net Income (Loss) for the Year	(67,221)				(67,221)
Balance at Dec. 31, 2008	(811,397)	5,951,305	(452,000)	452,000	(6,762,702)
Balance, shares at Dec. 31, 2008	872,551	872,551
Reduction of outstanding liabilities (see notes D and E)	719,141	719,141
Net Income (Loss) for the Year	(214,307)				(214,307)
Balance at Dec. 31, 2009	(306,563)	6,670,446	(452,000)	452,000	(6,977,009)
Balance, shares at Dec. 31, 2009	872,551	872,551
Shares Issued for Accrued Salary	21,000	21,000
Shares Issued for Accrued Salary, shares		140,000
Net Income (Loss) for the Year	(99,635)				(99,635)
Balance at Dec. 31, 2010	(385,198)	6,691,446	(452,000)	452,000	(7,076,644)
Balance, shares at Dec. 31, 2010	1,012,551	1,012,551
Shares Issued for Accrued Salary	63,000	63,000
Shares Issued for Accrued Salary, shares		420,000
Shares issued for debt	117,418	117,418
Shares issued for debt, shares		782,788
Cancel Subscriptions			452,000	(452,000)
Cancel Subscriptions, shares		(452,000)
Net Income (Loss) for the Year	(78,867)				(78,867)
Balance at Dec. 31, 2011	$ (283,647)	$ 6,871,864			$ (7,155,511)
Balance, shares at Dec. 31, 2011	2,215,339	1,763,339

STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (78,867)	$ (99,635)	$ (214,307)	$ (67,221)	$ (68,503)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares Issued for Accrued Salary		21,000
Accounts payable and accrued liabilities	42,000	42,000	178,092	43,592	47,560
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(36,867)	(36,635)	(36,215)	(23,629)	(20,943)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH (USED IN) INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from related parties	36,867	36,635	36,215	23,629	20,943
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	36,867	36,635	36,215	23,629	20,943
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
Beginning of Period
End of Period
Supplemental cash flow information
Shares issued for payment of payables and advances	$ 180,418

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity

China Heli Resource Renewable Incorporated (the "Company") was incorporated on November 25, 2003 in the British Virgin Islands, formerly known as China Pharmaceuticals International Corporation, China Pharmaceuticals, Corp., Wilmington Rexford, Inc., E-Trend Networks, Inc., Cool Entertainment, Inc. and prior to March 1, 1999, Minas Novas Gold Corp. Minas Novas Gold Corp was incorporated in the State of Colorado on June 17, 1996, to engage in mining operations. On March 1, 1999, the Company acquired Cool Entertainment, Inc. and changed its name accordingly. From March 1, 1999 to November 2000, the Company was able to generate only a minimal amount of revenues. On February 21, 2001, the Company acquired E-Trend Networks, Inc. The Company changed its name to E-Trend Networks, Inc. and changed its domicile to the State of Delaware. On December 26, 2001 an agreement was reached whereby a new organization and management team led by eAngels Equity, LLC would acquire controlling interest in E-Trend Networks, Inc. Effective February 19, 2002, the Company changed its name to Wilmington Rexford, Inc. On February 13, 2004, the Company entered into an agreement with China Merchants DiChain Investment Holdings Limited, pursuant to which the Company spun out shares of its wholly owned subsidiary, E-Trend Networks, Inc. On March 25, 2004 the Company changed its name to China Pharmaceuticals Corporation. Effective August 26, 2004, the Company changed its domicile to the British Virgin Islands and its name to China Pharmaceuticals International Corporation. On September 9, 2008, the company changed its name to China Heli Resource Renewable Incorporated. Since October 2003, the Company has not engaged in any business activities.

Basis of Presentation

The financial statements included herein were prepared under the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (GAAP).

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers liquid investments with an original maturity of three months or less to be cash equivalents.

Management's Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income (Loss)

The Company adopted FASB ASC 220 "Comprehensive Income" which establishes standards for the reporting and display of comprehensive income and its components in the financial statements.

Foreign Currencies

Assets and liabilities denominated in respective functional currencies are translated into United States Dollars at the exchange rate as of the balance sheet date. The share capital and retained earnings are translated at exchange rates prevailing at the time of the transactions. Revenues, costs, and expenses denominated in respective functional currencies are translated into United States Dollars at the weighted average exchange rate for the period. The effects of foreign currencies translation adjustments are included as a separate component of accumulated other comprehensive income.

Loss Per Share

The Company applies FASB ASC 260 "Earnings Per Share" which requires dual presentation of net earnings (loss) per share: Basic and Diluted. Basic earnings (loss) per share are computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period adjusted for the effect of dilutive outstanding options and warrants. Outstanding stock options and warrants were not considered in the calculation of diluted net loss per share as their effect was anti-dilutive.

Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for cash, accounts receivable, accounts payable, and loans payable approximate fair value based on the short-term maturity of these instruments. The carrying value of the Company's long-term debt approximated its fair value based on the current market conditions for similar debt instruments.

Fair Value Accounting

FASB ASC 820 "Fair Value Measurements and Disclosures", formerly FASB Statement No. 157, "Fair Value Measurements" ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The provisions of FAS 157 were adopted January 1, 2008. In February 2008, the FASB staff issued Staff Position No. 157-2 "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"). FSP FAS 157-2 delayed the effective date of FAS 157 for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually).

The provisions of FASB ASC 820 are effective for the Company's fiscal year beginning January 1, 2009. FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of December 31, 2011, the Company has no financial assets or liabilities.

Recently Issued Accounting Pronouncements

In June 2009, FASB approved the FASB Accounting Standards Codification (ASC) ("the Codification") as the single source of authoritative nongovernmental GAAP. All existing accounting standard documents, such as FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other related literature, excluding guidance from the Securities and Exchange Commission ("SEC"), have been superseded by the Codification. All other non-grandfathered, non-SEC accounting literature not included in the Codification has become nonauthoritative. The Codification did not change GAAP, but instead introduced a new structure that combines all authoritative standards into a comprehensive, topically organized online database. The Codification is effective for interim or annual periods ending after September 15, 2009, and impacts the Company's financial statements as all future references to authoritative accounting literature will be referenced in accordance with the Codification. There have been no changes to the content of the Company's financial statements or disclosures as a result of implementing the Codification during the year ended December 31, 2010.

In June 2009, the Financial Accounting Standards Board (FASB) issued authoritative literature regarding Amendments to FASB Interpretation No. 46(R), which changes various aspects of accounting for and disclosures of interests in variable interest entities, and Accounting for Transfers of Financial Assets, which was issued in order to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets.

In January 2010, the FASB issued authoritative guidance regarding Improving Disclosures about Fair Value Measurements, which requires new and amended disclosure requirements for classes of assets and liabilities, inputs and valuation techniques and transfers between levels of fair value measurements and Accounting for Distributions to Shareholders with Components of Stock and Cash, which clarifies the accounting for distributions to shareholders that offer them the ability to elect to receive their entire distribution in cash or shares of equivalent value.

Financial Instruments

FASB ASC 825 "Financial Instruments"

This standard permits an entity to measure financial instruments and certain other items at estimated fair value. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. Management is evaluating the impact of FASB ASC 825, if any, on the Company's financial statements.

Included in FASB ASC 805 "Business Combinations"

FASB ASC 805 is effective for fiscal years beginning after December 15, 2008 and the application of these standards will improve, simplify and converge internationally the accounting for business combinations and the reporting of noncontrolling interests in consolidated financial statements. The Company is in the process of evaluating the impact, if any, of FASB ASC 805 and does not anticipate that the adoption of these standards will have any impact on its financial statements.

FASB ASC 805 requires an acquiring entity in a business combination to: (i) recognize all (and only) the assets acquired and the liabilities assumed in the transaction, (ii) establish an acquisition-date fair value as the measurement objective for all assets acquired and the liabilities assumed, and (iii) disclose to investors and other users all of the information they will need to evaluate and understand the nature of, and the financial effect of, the business combination, and, (iv) recognize and measure the goodwill acquired in the business combination or a gain from a bargain purchase.

FASB ASC 805 will improve the relevance, comparability and transparency of financial information provided to investors by requiring all entities to: (i) report noncontrolling (minority) interests in subsidiaries in the same manner, as equity but separate from the parent's equity, in consolidated financial statements, (ii) net income attributable to the parent and to the non-controlling interest must be clearly identified and presented on the face of the consolidated statement of income, and (iii) any changes in the parent's ownership interest while the parent retains the controlling financial interest in its subsidiary be accounted for consistently.

Included in FASB ASC 815 "Derivatives and Hedging"

This standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company does not believe that FASB ASC 815 has a material impact on its financial statements.

Included in FASB ASC 105 "Generally Accepted Accounting Principles"

FASB ASC 105, The Hierarchy of Generally Accepted Accounting Principles identifies the sources for accounting principles and the framework for selecting the principles to be used in preparing financial statements of nongovernmental entities that are presented in conformity with generally accepted accounting principles (GAAP) in the United States.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE B - SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the periods ended December 31, 2010, 2009, 2008, 2007 and 2006 is summarized as follows:

Cash paid during the period ended December 31, 2010, 2009, 2008, 2007 and 2006 for interest and income taxes:

	2011	2010	2009	2008	2007

Income Taxes	0	0	0	0	0
Interest	0	0	0	0	0
Common Stock Issued for Stock Subscriptions Receivable	0	0	0	0	0
Common Stock Cancelled for Reversal of Investment	0	0	0	0	0

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

NOTE C - SEGMENT REPORTING

FASB ASC 280 "Segment Reporting" requires companies to report information about operating segments in interim and annual consolidated financial statements. It also requires segment disclosures about products and services, geographic areas, and major customers. The Company determined that it did not have any separately reportable operating segments as of December 31, 2011, 2010, 2009, 2008 and 2007.

CONTIGENCIES	12 Months Ended
Dec. 31, 2011
CONTIGENCIES [Abstract]
CONTIGENCIES

NOTE D - CONTIGENCIES

As of December 31, 2008, the Company had a debt recorded in the amount of $375,244 payable to eAngels EquiDebt Partners ("eAngels"). The outstanding balance bore interest at 10% per year and had accrued interest for the years ended December 31, 2008,  and 2007 $187,621 and $150,097 respectively. The Company has disputed their liability for this debt since 2005 and has provided documentary evidence showing that this obligation was fully satisfied as part of the share exchange transaction executed on February 13, 2004.  The liability of $375,244 and accrued interest in the amount of $187,622 has been removed from the balance sheet as of December 31, 2009.

As of December 31, 2008, the Company had a note payable in the amount of $100,000 recorded . The note bore interest at 10% per year and had accrued interest for the years ended December 31, 2008, 2007 and 2006 of $56,274, $46,274 and $36,274, respectively. The Company has disputed their liability for this debt.  The Company has disputed their liability for this debt since 2005 and has provided documentary evidence showing that this obligation was fully satisfied as part of the share exchange transaction executed on February 13, 2004.  The liability of $100,000 and accrued interest in the amount of $56,274 has been removed from the balance sheet as of December 31, 2009.

As of December 31, 2008, the Company had accrued a liability in the amount of $2,000 for consulting services provided by FutureVest, Inc. The Company has disputed their liability for this amount and FutureVest, Inc. has not provided any information to substantiate that any services were provided.  As of December 31, 2010 the liability has been eliminated and the charge to operating expense has been reversed.

As of December 31, 2008, the Company had accrued a liability in the amount of $24,000 for consulting services provided by Alexis Global, Inc. The Company has disputed their liability for this amount and Alexis Global, Inc. has not provided any information to substantiate that any services were provided.  As of December 31, 2009 the liability has been eliminated and the charge to operating expense has been reversed.

RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED-PARTY TRANSACTIONS [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE E - RELATED-PARTY TRANSACTIONS

Related Parties Payable Stockholder

China Technology Global Corporation, a company indirectly owned by DiChain Holdings Limited, and China Merchants DiChain (Asia) Limited ("China Merchants DiChain") have advanced $205,708 and $197,128 to the Company, respectively, since October 1, 2003. These advances have been made on an interest-free basis, with no fixed term or repayment date. DiChain Holdings Limited and DC Capital Management, Inc., companies sharing mutual ownership with the Company, have advanced $26,790 and $45,000 to the Company, respectively, since January 1, 2005. These advances have been made on an interest-free basis, with no fixed term or repayment date. Farsight Holdings Limited, an affiliate of the Company, has advanced $46,000 since January 1, 2006. These advances have been made on an interest-free basis, with no fixed term or repayment date. No balance is due as of December 31, 2011.

On August 16, 2007 the company issued 7,437,514 common shares (pre-split) as payment for the above related company payables. The stock was issued at the most recent stock sale of $.07 per share for a total value of $520,626.

Farsight Holdings Limited, an affiliate of the Company, has advanced $36,867 since January 1, 2007. These advances have been made on an interest-free basis, with no fixed term or repayment date.  The balance as of December 31, 2011 is $36,867.

Share of Business Offices

The Company shares the offices of Farsight Holdings, Ltd. and is allocated HK$11,700 per month (US$ 1,500) as its pro rata share of the cost of the facility. There is no written agreement regarding this office sharing arrangement.

COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2011
COMPREHENSIVE INCOME [Abstract]
COMPREHENSIVE INCOME

NOTE F - COMPREHENSIVE INCOME

Statement of Financial Accounting Standards (SFAS) No. 130,"Reporting Comprehensive Income," establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated comprehensive income, as presented in the accompanying statement of changes in stockholders' equity consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit. For the years ended December 31, 2011, 2010, 2009, 2008, and 2007, total comprehensive income was $0, $0, $0, $0 and $0, respectively.

GOING CONCERN	12 Months Ended
Dec. 31, 2011
GOING CONCERN [Abstract]
GOING CONCERN

NOTE G - GOING CONCERN

As shown in the accompanying audited financial statements, the Company has a deficit book value and a negative cash flow from operations that have placed substantial doubt as to whether the Company can continue as a going concern. The ability of the Company to continue as a going concern is dependent on developing operations, increasing revenues, and obtaining new capital. As of this report date management has not enacted a plan to raise capital and increase sales.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE H - INCOME TAXES

The components of income taxes were as follows:

	2011	2010	2009	2008	2007

Income tax benefit at combined statutory rate of 42.62%	33,124	42,464	91,338	28,668	29,195
Change in Valuation Allowance	(33,124)	(42,464)	(91,338)	(28,668)	(29,195)

The income tax benefit for the year ended December 31, 2011, 2010, 2009, 2008, and 2007, differed from the combined federal and provincial statutory rates due principally to the decrease in the deferred tax asset valuation allowance.

Due mainly to operating losses and the inability to recognize an income tax benefit there from, there is no provision for current federal or state income taxes for the years ended December 31, 2011, 2010, 2009, 2008 and 2007.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

At December 31, 2011, 2010, 2009, 2008 and 2007, the approximate deferred tax assets were as follows:

	2011	2010	2009	2008

Non-capital loss carryforwards	$2,547,578	$2,505,114	$2,399,875	$2,332,611
Capital assets		-	-	-
Total deferred tax assets	2,547,578	2,505,114	2,399,875	2,332,611
Less valuation allowance	(2,547,578)	(2,505,114)	(2,399,875)	(2,332,611)
Income Tax Benefit	$-	$-	$-	$-

STOCK SUBCRIPTIONS RECEIVABLE	12 Months Ended
Dec. 31, 2011
STOCK SUBCRIPTIONS RECEIVABLE [Abstract]
STOCK SUBCRIPTIONS RECEIVABLE

NOTE I - STOCK SUBCRIPTIONS RECEIVABLE

The Company issued 45,200,000 shares (pre-split) on September 21, 2005 at $0.01 per share as follows:

Company	Shares	USD

Global China Enterprises Limited	7,500,000	$75,000
Mart Express Limited	7,500,000	75,000
Rich Gush Limited	7,500,000	75,000
Mart Burkit Limited	7,500,000	75,000
Sino Castle Holdings Limited	7,500,000	75,000
Fivestar International Limited	7,700,000	75,000
TOTAL	45,200,000	$452,000

As of December 31, 2010, the investing companies had not paid the subscription amount of $452,000, the amount is shown as uncollectible subscriptions.

On March 3, 2011, the Company has determined that it will not be able to collect the money for the stock subscriptions. As a result, management elected to treat the unpaid for shares as cancelled shares as of March 3, 2011.

EQUITY	12 Months Ended
Dec. 31, 2011
EQUITY [Abstract]
EQUITY

NOTE J - EQUITY

On September 17, 2008, the Company executed a 100:1 reverse stock split on the common stock. As a result, the total number of issued and outstanding shares was reduced from 87,196,351 to 872,551 shares. This is inclusive of issuance of 587 shares of common stocks as fractional shares. All common stock and per share data for all periods presented in these financial statements have been restated to give effect to the reverse stock split.

On August 16, 2007 the Company issued 7,437,514 common shares (pre-split) as payment for related company payables. The stock was issued at the most recent stock sale of $.07 per share for a total value of $520,626.

On June 11, 2010 the Company issued 140,000 shares of its common stock in exchange for accrued salaries for its employees at a conversion price of $0.15 per share for a total value of $21,000.

On February 23, 2011, the Company approved the issuance of 140,000 shares of its common stock in exchange for accrued salaries for its employees at a conversion price of $0.15 per share.  The total value of these shares is $21,000.

On March 3, 2011, the Company approved the issuance of 280,000 shares of its common stock in exchange for accrued salaries for its employees at a conversion price of $0.15 per share.  The total value of these shares is $42,000.

On March 3, 2011, the Company approved the issuance of 782,788 shares of its common stock in exchange for advances from related parties at a conversion price of $0.15 per share.  The total value of these shares is $117,418.